GMO MAC Implementation Fund Annual Fund Operating Expenses - GMO MAC Implementation Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
GMO MAC Implementation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.73%	[1]
Expenses (as a percentage of Assets)	0.73%	[1]
Fee Waiver or Reimbursement	(0.71%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.02%	[1]

[1]	[1]The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
[2]	[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.